INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES

NOTE 18 – INCOME TAXES

For financial reporting purposes, (loss) income from continuing operations before income taxes includes the following components:

	Years Ended December 31,
	2016	2015	2014
United States	$(66,384)	$(47,877)	$(49,029)
Foreign	33,461	22,021	36,170

Loss from continuing operations before income taxes	$(32,923)	$(25,856)	$(12,859)

Income tax expense includes income and withholding taxes incurred in New Zealand, Bolivia and the U.S. as follows:

	Years Ended December 31,
	2016	2015	2014
Current:
U.S. Federal	$430	$602	$—
Foreign	11,162	13,490	18,621

	11,592	14,092	18,621

Deferred and other:
Foreign	(3,950)	1,119	3,375

	(3,950)	1,119	3,375

Total income tax expense	$7,642	$15,211	$21,996

The Company’s taxable income or loss is taxed directly to its members in accordance with their respective percentage ownership, therefore, no provision or liability for U.S. federal income taxes, other than U.S. federal withholding taxes, has been included in the financial statements. The Company’s subsidiaries, however, file income tax returns in their respective countries. The statutory tax rates for 2degrees and NuevaTel for the year ended December 31, 2016 are 28% and 25%, respectively.

The reconciliation between the effective tax rates on income from continuing operations to the U.S. federal statutory rate of zero percent is as follows:

	Years Ended December 31,
	2016	2015	2014
Income tax expense (benefit) at foreign rates	$9,190	$5,532	$8,436
Change in valuation allowance	(5,472)	4,058	7,709
Foreign withholding tax incurred	2,681	1,071	2,198
Withholding taxes associated with unrepatriated foreign earnings	(38)	3,234	3,724
Inflation adjustment	(1,655)	(726)	(272)
Nondeductible adjustment	2,707	1,143	1,165
Other – net	229	899	(964)

Total	$7,642	$15,211	$21,996

The components of deferred tax assets and liabilities are as follows:

	December 31, 2016	December 31, 2015
Intangible assets	$1,539	$1,187
Fixed assets	4,111	3,591
Bad debt allowance	2,490	1,650
NOL carryforwards	52,930	59,918
Accrued liabilities	10,363	8,412
Inventory valuation	1,114	1,144
Other	2,024	1,818

Subtotal	$74,571	$77,720
Less: valuation allowance	(57,244)	(62,749)

Total net deferred tax assets	$17,327	$14,971

Intangible assets	$(517)	$(2,695)
Fixed assets	(8,753)	(8,070)
Withholding taxes associated with unrepatriated foreign earnings	(10,801)	(10,840)
Total deferred tax liabilities	$(20,071)	$(21,605)

Net deferred tax liability	$(2,744)	$(6,634)

Subsequent to the issuance of the Consolidated Financial Statements as of December 31, 2015, the Company’s management identified certain components of the deferred income tax balances that were inappropriately excluded from the table above. The Company corrected the disclosure table for the periods presented to include the balances previously omitted and changed the recorded valuation allowance by the same amount. Additionally, this impacted the change in valuation allowance and tax impact of certain permanent items disclosed in the effective tax reconciliation. The corrections did not change the reported net deferred tax liability balance or the total effective tax rate previously reported. Management has concluded that these corrections were immaterial to the Consolidated Financial Statement as a whole and had no impact on the amounts previously reported in the Company’s Consolidated Balance Sheets, Statements of Operations and Comprehensive Loss or Statements of Cash Flows.

As of December 31, 2016, we have income tax NOL carryforwards related to our international operations in New Zealand of approximately $189.0 million. Such tax losses carry forward indefinitely provided that shareholder continuity requirements are met. The Arrangement Agreement completed on February 7, 2017 resulted in a recapitalization of the Company’s members units. The Company will continue to assess the recoverability of the New Zealand NOL carryforwards based on shareholder continuity requirements.

Management assesses the need for a valuation allowance in each tax paying component or jurisdiction based upon the available positive and negative evidence to estimate whether sufficient taxable income will exist to permit realization of the deferred tax assets. A significant piece of objective negative evidence evaluated was the current and historical losses incurred in New Zealand. Such objective evidence limits the ability to consider other subjective evidence, such as our projections for future growth.

On the basis of this evaluation, as of December 31, 2016 a valuation allowance of approximately $57.2 million has been recorded to recognize only the portion of the deferred tax assets that are more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as our projections for growth.

We are subject to taxation in Bolivia, New Zealand and the United States. As of December 31, 2016, the following are the open tax years by jurisdiction:

New Zealand	2011 – 2016
Bolivia	2012 – 2016
United States	2011 – 2016

Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2016	2015	2014
Income and withholding tax paid	$19,608	$23,448	$25,838